EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.98%
24,459	Air Products & Chemicals Inc	$ 5,692,343
12,901	Albemarle Corp	3,411,540
11,499	Celanese Corp	1,038,820
22,334	CF Industries Holdings Inc	2,149,648
80,186	Dow Inc	3,522,571
56,834	DuPont de Nemours Inc	2,864,434
14,404	Eastman Chemical Co	1,023,404
27,784	Ecolab Inc	4,012,565
13,308	FMC Corp	1,406,656
157,523	Freeport-McMoRan Inc	4,305,104
28,618	International Flavors & Fragrances Inc	2,599,373
39,870	International Paper Co	1,263,879
55,368	Linde PLC	14,926,659
29,079	LyondellBasell Industries NV Class A	2,189,067
39,657	Mosaic Co	1,916,623
85,462	Newmont Corp	3,591,968
29,126	Nucor Corp	3,116,191
26,018	PPG Industries Inc	2,879,932
26,462	Sherwin-Williams Co	5,418,094
		67,328,871
Communications — 12.20%
661,738	Alphabet Inc Class A(a)	63,295,240
592,317	Alphabet Inc Class C(a)	56,951,279
979,192	Amazon.com Inc(a)	110,648,696
27,741	Arista Networks Inc(a)	3,131,681
787,637	AT&T Inc	12,082,352
4,325	Booking Holdings Inc(a)	7,106,883
14,427	CDW Corp	2,251,766
11,948	Charter Communications Inc Class A(a)	3,624,426
456,988	Cisco Systems Inc	18,279,520
481,505	Comcast Corp Class A	14,122,542
84,208	Corning Inc	2,443,716
25,092	DISH Network Corp Class A(a)	347,022
63,382	eBay Inc	2,333,091
14,840	Etsy Inc(a)	1,485,929
16,107	Expedia Group Inc(a)	1,509,065
6,416	F5 Inc(a)	928,588
4,275	FactSet Research Systems Inc	1,710,470
34,151	Fox Corp Class A	1,047,753
16,582	Fox Corp Class B	472,587
40,716	Interpublic Group of Cos Inc	1,042,330
33,633	Juniper Networks Inc	878,494
100,027	Lumen Technologies Inc	728,196
30,997	Match Group Inc(a)	1,480,107
252,306	Meta Platforms Inc Class A(a)	34,232,878
18,379	Motorola Solutions Inc	4,116,345
48,876	Netflix Inc(a)	11,507,365
41,806	News Corp Class A	631,689
12,161	News Corp Class B	187,523
61,067	NortonLifeLock Inc	1,229,889
22,347	Omnicom Group Inc	1,409,872
Shares		Fair Value
Communications — (continued)
52,940	Paramount Global(a)	$ 1,007,978
66,945	T-Mobile US Inc(a)	8,982,011
72,583	Twitter Inc(a)	3,182,039
10,919	VeriSign Inc(a)	1,896,630
461,987	Verizon Communications Inc	17,541,646
200,377	Walt Disney Co(a)	18,901,562
238,697	Warner Bros Discovery Inc(a)	2,745,016
		415,474,176
Consumer, Cyclical — 9.79%
6,694	Advance Auto Parts Inc	1,046,540
13,521	Alaska Air Group Inc(a)	529,347
66,973	American Airlines Group Inc(a)	806,355
29,784	Aptiv PLC(a)	2,329,407
2,203	AutoZone Inc(a)	4,718,672
27,386	Bath & Body Works Inc	892,784
23,339	Best Buy Co Inc	1,478,292
24,878	BorgWarner Inc	781,169
22,354	Caesars Entertainment Inc(a)	721,140
18,468	CarMax Inc(a)	1,219,257
114,652	Carnival Corp(a)	806,004
3,039	Chipotle Mexican Grill Inc(a)	4,566,888
23,682	Copart Inc(a)	2,519,765
48,761	Costco Wholesale Corp	23,028,357
15,627	Cummins Inc	3,180,251
13,481	Darden Restaurants Inc	1,702,920
70,787	Delta Air Lines Inc(a)	1,986,283
25,186	Dollar General Corp	6,041,114
22,301	Dollar Tree Inc(a)	3,035,166
4,137	Domino's Pizza Inc	1,283,297
35,799	DR Horton Inc	2,411,063
62,959	Fastenal Co	2,898,632
434,927	Ford Motor Co	4,871,182
160,770	General Motors Co	5,159,109
15,922	Genuine Parts Co	2,377,473
13,792	Hasbro Inc	929,857
29,182	Hilton Worldwide Holdings Inc	3,519,933
113,680	Home Depot Inc	31,368,859
35,976	Las Vegas Sands Corp(a)	1,349,820
28,414	Lennar Corp Class A	2,118,264
15,590	Live Nation Entertainment Inc(a)	1,185,464
27,410	LKQ Corp	1,292,381
70,637	Lowe's Cos Inc	13,266,335
30,444	Marriott International Inc Class A	4,266,422
81,359	McDonald's Corp	18,772,776
32,677	MGM Resorts International	971,160
39,872	Newell Brands Inc	553,822
139,575	NIKE Inc Class B	11,601,474
47,126	Norwegian Cruise Line Holdings Ltd(a)	535,351
357	NVR Inc(a)	1,423,388
7,137	O'Reilly Automotive Inc(a)	5,019,809
38,195	PACCAR Inc	3,196,540
4,551	Pool Corp	1,448,174

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
26,977	PulteGroup Inc	$ 1,011,638
5,182	Ralph Lauren Corp	440,107
38,968	Ross Stores Inc	3,283,833
22,940	Royal Caribbean Cruises Ltd(a)	869,426
65,425	Southwest Airlines Co(a)	2,017,707
126,169	Starbucks Corp	10,631,000
28,272	Tapestry Inc	803,773
50,872	Target Corp	7,548,896
294,269	Tesla Inc(a)	78,054,852
130,205	TJX Cos Inc	8,088,335
12,561	Tractor Supply Co	2,334,839
5,664	Ulta Beauty Inc(a)	2,272,340
37,566	United Airlines Holdings Inc(a)	1,222,022
34,075	VF Corp	1,019,183
78,975	Walgreens Boots Alliance Inc	2,479,815
158,189	Walmart Inc	20,517,113
6,475	Whirlpool Corp	872,895
4,844	WW Grainger Inc	2,369,636
11,102	Wynn Resorts Ltd(a)	699,759
31,865	Yum! Brands Inc	3,388,524
		333,135,989
Consumer, Non-Cyclical — 21.98%
192,619	Abbott Laboratories	18,637,814
194,399	AbbVie Inc	26,090,290
4,817	ABIOMED Inc(a)	1,183,344
8,079	Align Technology Inc(a)	1,673,242
199,195	Altria Group Inc	8,043,494
16,683	AmerisourceBergen Corp	2,257,710
58,770	Amgen Inc	13,246,758
62,599	Archer-Daniels-Midland Co	5,036,090
45,959	Automatic Data Processing Inc	10,395,466
8,574	Avery Dennison Corp	1,394,990
56,561	Baxter International Inc	3,046,375
31,390	Becton Dickinson and Co	6,994,634
16,133	Biogen Inc(a)	4,307,511
2,519	Bio-Rad Laboratories Inc Class A(a)	1,050,776
4,437	Bio-Techne Corp	1,260,108
157,409	Boston Scientific Corp(a)	6,096,451
234,214	Bristol-Myers Squibb Co	16,650,273
19,508	Brown-Forman Corp Class B	1,298,648
21,125	Campbell Soup Co	995,410
30,381	Cardinal Health Inc	2,025,805
19,968	Catalent Inc(a)	1,444,884
64,419	Centene Corp(a)	5,012,442
5,322	Charles River Laboratories International Inc(a)	1,047,370
26,839	Church & Dwight Co Inc	1,917,378
33,526	Cigna Corp	9,302,459
9,188	Cintas Corp	3,566,690
13,727	Clorox Co	1,762,409
429,199	Coca-Cola Co	24,043,728
92,283	Colgate-Palmolive Co	6,482,881
53,998	Conagra Brands Inc	1,761,955
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
18,070	Constellation Brands Inc Class A	$ 4,150,318
5,575	Cooper Cos Inc	1,471,242
79,392	Corteva Inc	4,537,253
44,144	CoStar Group Inc(a)	3,074,630
144,256	CVS Health Corp	13,757,695
72,253	Danaher Corp	18,662,227
7,270	DaVita Inc(a)	601,738
22,522	DENTSPLY SIRONA Inc	638,499
43,559	Dexcom Inc(a)	3,508,242
68,356	Edwards Lifesciences Corp(a)	5,648,256
26,524	Elevance Health Inc	12,048,262
86,758	Eli Lilly & Co	28,053,199
13,507	Equifax Inc	2,315,505
25,528	Estee Lauder Cos Inc Class A	5,511,495
8,544	FleetCor Technologies Inc(a)	1,505,196
8,799	Gartner Inc(a)	2,434,595
65,492	General Mills Inc	5,017,342
137,985	Gilead Sciences Inc	8,512,295
29,483	Global Payments Inc	3,185,638
23,560	HCA Healthcare Inc	4,330,092
16,141	Henry Schein Inc(a)	1,061,594
16,081	Hershey Co	3,545,378
28,337	Hologic Inc(a)	1,828,303
32,206	Hormel Foods Corp	1,463,441
14,084	Humana Inc	6,833,416
9,190	IDEXX Laboratories Inc(a)	2,994,102
17,551	Illumina Inc(a)	3,348,555
19,953	Incyte Corp(a)	1,329,668
39,491	Intuitive Surgical Inc(a)	7,402,193
20,620	IQVIA Holdings Inc(a)	3,735,107
12,392	J M Smucker Co	1,702,785
289,476	Johnson & Johnson	47,288,799
28,559	Kellogg Co	1,989,420
94,525	Keurig Dr Pepper Inc	3,385,885
37,475	Kimberly-Clark Corp	4,217,436
90,047	Kraft Heinz Co	3,003,067
73,502	Kroger Co	3,215,712
10,002	Laboratory Corp of America Holdings	2,048,510
16,700	Lamb Weston Holdings Inc	1,292,246
3,930	MarketAxess Holdings Inc	874,386
27,421	McCormick & Co Inc	1,954,295
16,034	McKesson Corp	5,449,476
147,581	Medtronic PLC	11,917,166
278,189	Merck & Co Inc	23,957,637
37,579	Moderna Inc(a)	4,443,717
6,596	Molina Healthcare Inc(a)	2,175,625
19,514	Molson Coors Beverage Co Class B	936,477
152,244	Mondelez International Inc Class A	8,347,539
41,385	Monster Beverage Corp(a)	3,598,840
17,867	Moody's Corp	4,343,646
36,644	Nielsen Holdings PLC	1,015,772
30,148	Organon & Co	705,463
127,394	PayPal Holdings Inc(a)	10,964,802
152,108	PepsiCo Inc	24,833,152

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,124	PerkinElmer Inc	$ 1,699,541
617,239	Pfizer Inc	27,010,379
170,525	Philip Morris International Inc	14,155,280
263,943	Procter & Gamble Co	33,322,804
15,844	Quanta Services Inc	2,018,367
12,513	Quest Diagnostics Inc	1,535,220
11,901	Regeneron Pharmaceuticals Inc(a)	8,198,242
15,869	ResMed Inc	3,464,203
11,327	Robert Half International Inc	866,515
23,871	Rollins Inc	827,846
37,177	S&P Global Inc	11,351,997
11,182	STERIS PLC	1,859,343
37,041	Stryker Corp	7,502,284
56,891	Sysco Corp	4,022,763
5,456	Teleflex Inc	1,099,166
43,066	Thermo Fisher Scientific Inc	21,842,644
32,004	Tyson Foods Inc Class A	2,110,024
8,124	United Rentals Inc(a)	2,194,455
103,208	UnitedHealth Group Inc	52,124,168
7,863	Universal Health Services Inc Class B	693,359
17,610	Verisk Analytics Inc	3,003,033
28,160	Vertex Pharmaceuticals Inc(a)	8,153,446
139,652	Viatris Inc	1,189,835
6,462	Waters Corp(a)	1,741,703
8,209	West Pharmaceutical Services Inc	2,020,071
23,097	Zimmer Biomet Holdings Inc	2,414,791
51,776	Zoetis Inc	7,677,863
		748,294,056
Energy — 4.65%
39,103	APA Corp	1,336,932
115,366	Baker Hughes Co	2,418,071
198,714	Chevron Corp	28,549,240
139,262	ConocoPhillips	14,252,073
90,857	Coterra Energy Inc	2,373,185
72,912	Devon Energy Corp	4,384,199
19,032	Diamondback Energy Inc	2,292,595
14,873	Enphase Energy Inc(a)	4,126,811
64,616	EOG Resources Inc	7,219,546
40,474	EQT Corp	1,649,315
459,721	Exxon Mobil Corp	40,138,241
97,164	Halliburton Co	2,392,178
31,580	Hess Corp	3,441,904
222,600	Kinder Morgan Inc	3,704,064
75,811	Marathon Oil Corp	1,711,812
53,683	Marathon Petroleum Corp	5,332,332
83,023	Occidental Petroleum Corp	5,101,763
48,896	ONEOK Inc	2,505,431
53,099	Phillips 66	4,286,151
26,736	Pioneer Natural Resources Co	5,789,146
156,044	Schlumberger NV	5,601,980
6,101	SolarEdge Technologies Inc(a)	1,412,137
Shares		Fair Value
Energy — (continued)
42,408	Valero Energy Corp	$ 4,531,295
136,525	Williams Cos Inc	3,908,711
		158,459,112
Financial — 14.57%
64,767	Aflac Inc	3,639,905
16,583	Alexandria Real Estate Equities Inc REIT	2,324,771
29,680	Allstate Corp	3,696,050
67,110	American Express Co	9,053,810
82,052	American International Group Inc	3,895,829
51,124	American Tower Corp REIT	10,976,323
12,409	Ameriprise Financial Inc	3,126,448
23,354	Aon PLC Class A	6,255,836
23,397	Arthur J Gallagher & Co	4,006,034
6,022	Assurant Inc	874,816
15,231	AvalonBay Communities Inc REIT	2,805,398
769,907	Bank of America Corp	23,251,191
82,144	Bank of New York Mellon Corp	3,164,187
199,026	Berkshire Hathaway Inc Class B(a)	53,143,923
16,855	BlackRock Inc	9,274,969
16,534	Boston Properties Inc REIT	1,239,554
26,277	Brown & Brown Inc	1,589,233
11,763	Camden Property Trust REIT	1,405,090
41,161	Capital One Financial Corp	3,793,809
12,312	Cboe Global Markets Inc	1,445,059
36,720	CBRE Group Inc Class A(a)	2,478,967
170,043	Charles Schwab Corp	12,220,990
46,266	Chubb Ltd	8,414,860
16,758	Cincinnati Financial Corp	1,501,014
212,172	Citigroup Inc	8,841,207
52,981	Citizens Financial Group Inc	1,820,427
39,567	CME Group Inc	7,008,503
13,838	Comerica Inc	983,882
47,640	Crown Castle Inc REIT	6,886,362
30,805	Digital Realty Trust Inc REIT	3,055,240
30,977	Discover Financial Services	2,816,429
42,387	Duke Realty Corp REIT	2,043,053
10,024	Equinix Inc REIT	5,702,052
37,404	Equity Residential REIT	2,514,297
7,292	Essex Property Trust Inc REIT	1,766,341
4,125	Everest Re Group Ltd	1,082,565
14,904	Extra Space Storage Inc REIT	2,574,070
7,103	Federal Realty Investment Trust REIT	640,122
76,076	Fifth Third Bancorp	2,431,389
19,552	First Republic Bank	2,552,514
28,869	Franklin Resources Inc	621,261
9,680	Globe Life Inc	965,096
37,785	Goldman Sachs Group Inc	11,072,894
35,912	Hartford Financial Services Group Inc	2,224,389

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
61,407	Healthpeak Properties Inc REIT	$ 1,407,448
74,345	Host Hotels & Resorts Inc REIT	1,180,599
163,681	Huntington Bancshares Inc	2,157,316
61,715	Intercontinental Exchange Inc	5,575,950
55,023	Invesco Ltd	753,815
67,204	Invitation Homes Inc REIT	2,269,479
30,665	Iron Mountain Inc REIT	1,348,340
323,098	JPMorgan Chase & Co	33,763,741
98,926	KeyCorp	1,584,795
69,361	Kimco Realty Corp REIT	1,276,936
18,272	Lincoln National Corp	802,324
21,023	Loews Corp	1,047,786
19,764	M&T Bank Corp	3,484,789
55,218	Marsh & McLennan Cos Inc	8,243,495
94,474	Mastercard Inc Class A	26,862,737
75,390	MetLife Inc	4,582,204
12,723	Mid-America Apartment Communities Inc REIT	1,972,956
147,150	Morgan Stanley	11,626,322
39,324	Nasdaq Inc	2,228,884
23,525	Northern Trust Corp	2,012,799
45,999	PNC Financial Services Group Inc	6,873,171
25,819	Principal Financial Group Inc	1,862,841
64,432	Progressive Corp	7,487,643
81,438	Prologis Inc REIT	8,274,101
40,471	Prudential Financial Inc	3,471,602
17,794	Public Storage REIT	5,210,261
21,414	Raymond James Financial Inc	2,116,132
66,235	Realty Income Corp REIT	3,854,877
15,953	Regency Centers Corp REIT	859,069
106,819	Regions Financial Corp	2,143,857
11,468	SBA Communications Corp REIT	3,264,366
7,295	Signature Bank	1,101,545
35,500	Simon Property Group Inc REIT	3,186,125
40,455	State Street Corp	2,460,069
6,455	SVB Financial Group(a)	2,167,460
49,726	Synchrony Financial	1,401,776
24,869	T Rowe Price Group Inc	2,611,494
26,724	Travelers Cos Inc	4,094,117
146,568	Truist Financial Corp	6,381,571
32,395	UDR Inc REIT	1,351,196
148,869	US Bancorp	6,002,398
43,994	Ventas Inc REIT	1,767,239
103,718	VICI Properties Inc REIT	3,095,982
181,043	Visa Inc Class A	32,162,289
16,524	Vornado Realty Trust REIT	382,696
22,614	W R Berkley Corp	1,460,412
416,988	Wells Fargo & Co	16,771,257
49,926	Welltower Inc REIT	3,211,240
82,305	Weyerhaeuser Co REIT	2,350,631
11,939	Willis Towers Watson PLC	2,399,023
Shares		Fair Value
Financial — (continued)
16,629	Zions Bancorp NA	$ 845,751
		495,985,065
Industrial — 7.51%
60,027	3M Co	6,632,983
14,313	A O Smith Corp	695,326
33,029	Agilent Technologies Inc	4,014,675
9,378	Allegion PLC	841,019
169,660	Amcor PLC	1,820,452
25,430	AMETEK Inc	2,884,016
64,598	Amphenol Corp Class A	4,325,482
35,885	Ball Corp	1,733,963
61,183	Boeing Co(a)	7,408,038
93,901	Carrier Global Corp	3,339,120
58,709	Caterpillar Inc	9,632,973
13,625	CH Robinson Worldwide Inc	1,312,224
238,757	CSX Corp	6,360,486
30,714	Deere & Co	10,255,097
16,360	Dover Corp	1,907,249
43,921	Eaton Corp PLC	5,857,305
65,717	Emerson Electric Co	4,811,799
18,945	Expeditors International of Washington Inc	1,673,033
26,372	FedEx Corp	3,915,451
39,795	Fortive Corp	2,320,048
14,197	Fortune Brands Home & Security Inc	762,237
17,207	Garmin Ltd	1,381,894
7,220	Generac Holdings Inc(a)	1,286,171
25,504	General Dynamics Corp	5,411,184
121,084	General Electric Co	7,496,311
74,888	Honeywell International Inc	12,504,049
40,135	Howmet Aerospace Inc	1,241,376
4,178	Huntington Ingalls Industries Inc	925,427
8,671	IDEX Corp	1,732,899
31,418	Illinois Tool Works Inc	5,675,662
45,858	Ingersoll Rand Inc	1,983,817
14,677	Jacobs Solutions Inc	1,592,308
8,792	JB Hunt Transport Services Inc	1,375,245
76,755	Johnson Controls International PLC	3,777,881
20,129	Keysight Technologies Inc(a)	3,167,499
21,404	L3Harris Technologies Inc	4,448,393
26,056	Lockheed Martin Corp	10,065,172
6,900	Martin Marietta Materials Inc	2,222,421
25,279	Masco Corp	1,180,276
2,530	Mettler-Toledo International Inc(a)	2,742,824
5,886	Mohawk Industries Inc(a)	536,744
5,649	Nordson Corp	1,199,113
26,262	Norfolk Southern Corp	5,505,828
16,088	Northrop Grumman Corp	7,566,508
10,293	Old Dominion Freight Line Inc	2,560,590
46,573	Otis Worldwide Corp	2,971,357
10,028	Packaging Corp of America	1,126,044

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
13,574	Parker-Hannifin Corp	$ 3,289,116
17,505	Pentair PLC	711,228
163,606	Raytheon Technologies Corp	13,392,787
22,966	Republic Services Inc	3,124,295
12,785	Rockwell Automation Inc	2,750,181
16,036	Sealed Air Corp	713,762
6,215	Snap-on Inc	1,251,390
16,856	Stanley Black & Decker Inc	1,267,740
35,470	TE Connectivity Ltd	3,914,469
5,195	Teledyne Technologies Inc(a)	1,753,157
23,406	Textron Inc	1,363,634
25,019	Trane Technologies PLC	3,623,001
5,751	TransDigm Group Inc	3,018,240
28,089	Trimble Inc(a)	1,524,390
69,090	Union Pacific Corp	13,460,114
80,796	United Parcel Service Inc Class B	13,051,786
14,998	Vulcan Materials Co	2,365,335
42,315	Waste Management Inc	6,779,286
19,250	Westinghouse Air Brake Technologies Corp	1,565,987
27,619	Westrock Co	853,151
20,772	Xylem Inc	1,814,642
		255,767,660
Technology — 22.00%
69,683	Accenture PLC Class A	17,929,436
78,296	Activision Blizzard Inc	5,820,525
51,982	Adobe Inc(a)	14,305,446
178,270	Advanced Micro Devices Inc(a)	11,295,187
16,891	Akamai Technologies Inc(a)	1,356,685
57,572	Analog Devices Inc	8,022,082
9,633	ANSYS Inc(a)	2,135,636
1,668,492	Apple Inc	230,585,594
97,182	Applied Materials Inc	7,962,121
23,727	Autodesk Inc(a)	4,432,204
44,317	Broadcom Inc	19,677,191
13,026	Broadridge Financial Solutions Inc	1,879,912
29,888	Cadence Design Systems Inc(a)	4,884,596
14,339	Ceridian HCM Holding Inc(a)	801,263
56,688	Cognizant Technology Solutions Corp Class A	3,256,159
26,057	DXC Technology Co(a)	637,875
28,150	Electronic Arts Inc(a)	3,257,237
6,362	EPAM Systems Inc(a)	2,304,253
67,308	Fidelity National Information Services Inc	5,086,466
71,228	Fiserv Inc(a)	6,664,804
74,742	Fortinet Inc(a)	3,672,075
146,831	Hewlett Packard Enterprise Co	1,759,035
95,492	HP Inc	2,379,661
449,719	Intel Corp	11,589,259
98,948	International Business Machines Corp	11,756,012
31,113	Intuit Inc	12,050,687
Shares		Fair Value
Technology — (continued)
7,718	Jack Henry & Associates Inc	$ 1,406,760
15,315	KLA Corp	4,634,778
15,251	Lam Research Corp	5,581,866
14,660	Leidos Holdings Inc	1,282,310
62,082	Microchip Technology Inc	3,788,864
122,816	Micron Technology Inc	6,153,082
823,972	Microsoft Corp	191,903,079
4,852	Monolithic Power Systems Inc	1,763,217
8,923	MSCI Inc Class A	3,763,632
25,290	NetApp Inc	1,564,187
275,462	NVIDIA Corp	33,438,332
28,486	NXP Semiconductors NV	4,201,970
47,779	ON Semiconductor Corp(a)	2,978,065
167,481	Oracle Corp	10,228,065
35,908	Paychex Inc	4,029,237
5,388	Paycom Software Inc(a)	1,777,986
10,927	PTC Inc(a)	1,142,964
11,496	Qorvo Inc(a)	912,897
123,211	QUALCOMM Inc	13,920,379
11,696	Roper Technologies Inc	4,206,349
109,298	Salesforce Inc(a)	15,721,424
21,501	Seagate Technology Holdings PLC	1,144,498
22,055	ServiceNow Inc(a)	8,328,189
17,082	Skyworks Solutions Inc	1,456,582
16,908	Synopsys Inc(a)	5,165,563
16,978	Take-Two Interactive Software Inc(a)	1,850,602
17,064	Teradyne Inc	1,282,360
101,444	Texas Instruments Inc	15,701,502
4,667	Tyler Technologies Inc(a)	1,621,783
35,127	Western Digital Corp(a)	1,143,384
6,033	Zebra Technologies Corp Class A(a)	1,580,706
		749,176,013
Utilities — 3.06%
76,060	AES Corp	1,718,956
28,859	Alliant Energy Corp	1,529,238
28,184	Ameren Corp	2,270,221
56,610	American Electric Power Co Inc	4,893,935
19,968	American Water Works Co Inc	2,599,035
14,746	Atmos Energy Corp	1,501,880
67,436	CenterPoint Energy Inc	1,900,347
32,189	CMS Energy Corp	1,874,687
40,551	Consolidated Edison Inc	3,477,654
36,358	Constellation Energy Corp	3,024,622
93,070	Dominion Energy Inc	6,432,068
21,287	DTE Energy Co	2,449,069
84,697	Duke Energy Corp	7,878,515
41,669	Edison International	2,357,632
22,145	Entergy Corp	2,228,451
26,359	Evergy Inc	1,565,725
37,692	Eversource Energy	2,938,468
108,557	Exelon Corp	4,066,545

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Utilities — (continued)
61,047	FirstEnergy Corp	$ 2,258,739
216,110	NextEra Energy Inc	16,945,185
44,701	NiSource Inc	1,126,018
24,404	NRG Energy Inc	933,941
177,705	PG&E Corp(a)	2,221,313
13,421	Pinnacle West Capital Corp	865,789
78,763	PPL Corp	1,996,642
54,973	Public Service Enterprise Group Inc	3,091,132
34,209	Sempra Energy	5,129,297
116,887	Southern Co	7,948,316
34,526	WEC Energy Group Inc	3,087,660
60,876	Xcel Energy Inc	3,896,064
		104,207,144
TOTAL COMMON STOCK — 97.74% (Cost $2,363,970,740)		$3,327,828,086
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.26%
$42,851,000	U.S. Treasury Bills(b)(c) 2.30%, 10/13/2022	42,818,195
Repurchase Agreements — 0.27%
2,242,343	Undivided interest of 1.74% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $2,242,343 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(d)	2,242,343
2,242,343	Undivided interest of 1.76% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $2,242,343 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 7/1/50 - 9/1/52, with a value of $119,669,111.(d)	2,242,343
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,242,343	Undivided interest of 1.76% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $2,242,343 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(d)	$ 2,242,343
2,242,343	Undivided interest of 2.17% in a repurchase agreement (principal amount/value $94,920,325 with a maturity value of $94,944,451) with Bank of Montreal, 3.05%, dated 9/30/22 to be repurchased at $2,242,343 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 8/1/36 - 9/1/52, with a value of $96,818,731.(d)	2,242,343
439,366	Undivided interest of 99.26% in a repurchase agreement (principal amount/value $443,136 with a maturity value of $443,245) with TD Securities (USA) Inc, 2.95%, dated 9/30/22 to be repurchased at $439,366 on 10/3/22 collateralized by U.S. Treasury securities, 0.13% - 3.00%, 10/15/22 - 5/15/32, with a value of $451,999.(d)	439,366
		9,408,738
TOTAL SHORT TERM INVESTMENTS — 1.53% (Cost $52,226,933)		$52,226,933
TOTAL INVESTMENTS — 99.27% (Cost $2,416,197,673)		$3,380,055,019
OTHER ASSETS & LIABILITIES, NET — 0.73%		$24,918,101
TOTAL NET ASSETS — 100.00%		$3,404,973,120

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2022.
(c)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
S&P 500® Emini Futures	430	USD	77,432,250	December 2022	$(7,180,368)
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2022

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 459 futures contracts for the reporting period.

September 30, 2022